Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash collateral for securities loaned as percentage of fair value	102.00%
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	15 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	30 years
Interest-sensitive life insurance | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	10 years
Interest-sensitive life insurance | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	20 years
Fixed annuities | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	5 years
Fixed annuities | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	10 years